Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Schedule Intangible Assets and Goodwill

Changes in goodwill and intangible asset balances for the three months ended March 31, 2013, consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance December 31, 2012	$6,892	$5,329
Additions due to acquisitions	1,068	-
Amortization	-	(71)
Foreign currency translation	(29)	(27)
Balance as of March 31, 2013	$7,931	$5,231

		Intangible
	Goodwill	assets
Balance December 31, 2010	$5,534	$4,436
Additions due to acquisitions	1,400	1,476
Amortization		(252)
Foreign currency translation	(72)	(75)
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(285)
Foreign currency translation	30	29
Balance as of December 31, 2012	$6,892	$5,329

Schedule of Intangible Assets

The components of intangible assets as of March 31, 2013 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(680)	$(45)	$2,237
Non-compete agreement	95	(72)	(1)	22
Trademarks	2,049	-	(13)	2,036
Technology-related industry accreditations	950	-	(14)	936
Total intangible assets	$6,056	$(752)	$(73)	$5,231

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(617)	$(28)	$2,317
Non-compete agreement	95	(64)	(1)	30
Trademarks	2,049	-	(8)	2,041
Technology-related industry accreditations	950	-	(9)	941
Total intangible assets	$6,056	$(681)	$(46)	$5,329

Schedule of Annual Amortization Expense
Years Ending December 31,	Total
2013	$284
2014	265
2015	265
2016	264
2017	262
Thereafter	1,007
$2,347